Condensed Financial Information of Synovus Financial Corp. (Parent Company only) - Schedule of Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Total cash, cash equivalents, and restricted cash	$ 2,537,705	$ 2,993,987	$ 2,451,426	$ 1,977,780
Other assets	2,923,325	2,856,406
Total assets	61,358,837	60,233,644
Liabilities and Shareholders' Equity
Long-term debt	2,456,442	1,733,109
Other liabilities	1,516,218	2,007,197
Total liabilities	55,345,430	54,967,393
Shareholders’ equity:
Preferred stock	537,145	537,145
Common stock	172,815	172,186
Additional paid-in capital	4,008,677	3,986,729
Accumulated other comprehensive income (loss), net	(628,261)	(970,765)
Retained earnings	3,261,845	2,736,089
Total Synovus Financial Corp. shareholders’ equity	5,993,167	5,244,557
Total liabilities and shareholders' equity	61,358,837	60,233,644
Parent Company
ASSETS
Cash due from bank subsidiary	513,948	859,336
Funds due from other depository institutions	1,340	1,201
Total cash, cash equivalents, and restricted cash	515,288	860,537	$ 578,600	$ 524,485
Investment in consolidated bank subsidiary, at equity	5,825,212	5,177,551
Investment in consolidated non-bank subsidiaries, at equity	167,172	140,793
Note receivable from bank subsidiary	200,000	200,000
Other assets	51,104	28,106
Total assets	6,758,776	6,406,987
Liabilities and Shareholders' Equity
Long-term debt	717,055	1,046,950
Other liabilities	48,554	115,480
Total liabilities	765,609	1,162,430
Shareholders’ equity:
Preferred stock	537,145	537,145
Common stock	172,815	172,186
Additional paid-in capital	4,008,677	3,986,729
Treasury stock	(1,359,054)	(1,216,827)
Accumulated other comprehensive income (loss), net	(628,261)	(970,765)
Retained earnings	3,261,845	2,736,089
Total Synovus Financial Corp. shareholders’ equity	5,993,167	5,244,557
Total liabilities and shareholders' equity	$ 6,758,776	$ 6,406,987